Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic and Diluted Share	$ 0.77	$ 0.35	$ 0.79	$ 0.61
Operating revenues:
Rental revenues	$ 111,320,000	$ 98,119,000	$ 219,373,000	$ 191,089,000
Other property revenues	9,804,000	8,894,000	19,139,000	17,399,000
Total property revenues	121,124,000	107,013,000	238,512,000	208,488,000
Management fee income	141,000	209,000	319,000	478,000
Total operating revenues	121,265,000	107,222,000	238,831,000	208,966,000
Property operating expenses:
Personnel	13,213,000	12,128,000	25,987,000	24,194,000
Building repairs and maintenance	3,540,000	3,352,000	6,414,000	6,558,000
Real estate taxes and insurance	14,822,000	12,702,000	29,189,000	24,783,000
Utilities	6,300,000	5,888,000	12,290,000	11,198,000
Landscaping	2,593,000	2,320,000	5,214,000	4,739,000
Other operating	8,254,000	7,553,000	15,988,000	14,793,000
Depreciation and amortization	29,772,000	27,415,000	59,506,000	53,572,000
Total property operating expenses	78,494,000	71,358,000	154,588,000	139,837,000
Acquisition (credit) expenses	489,000	389,000	499,000	409,000
Property management expenses	4,282,000	4,961,000	9,060,000	9,885,000
General and administrative expenses	2,410,000	2,816,000	5,300,000	5,845,000
Merger Related Expenses	5,737,000	0	5,737,000	0
Income from continuing operations before non-operating items	29,853,000	27,698,000	63,647,000	52,990,000
Interest and other non-property income	(5,000)	84,000	13,000	198,000
Interest expense	(14,159,000)	(12,577,000)	(28,190,000)	(25,253,000)
Gain on debt extinguishment	(1,000)	(15,000)	(62,000)	5,000
Amortization of deferred financing costs	(763,000)	(753,000)	(1,528,000)	(1,409,000)
Net casualty loss and other settlement proceeds	438,000	0	454,000	(9,000)
Income from continuing operations before loss from real estate joint ventures	15,363,000	14,434,000	34,334,000	26,519,000
Loss from real estate joint ventures	48,000	(69,000)	102,000	(100,000)
Income from continuing operations	15,411,000	14,365,000	34,436,000	26,419,000
Discontinued operations:
(Loss) income from discontinued operations before gain on sale	721,000	1,105,000	1,414,000	2,160,000
Net casualty loss on insurance and other settlement proceeds on discontinued operations	(5,000)	(2,000)	(5,000)	(56,000)
Gain on sale of discontinued operations	31,780,000	12,953,000	31,780,000	22,382,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	47,907,000	28,421,000	67,625,000	50,905,000
Net income attributable to noncontrolling interests	160,000	135,000	319,000	283,000
Net income attributable to MAA	47,747,000	28,286,000	67,306,000	50,622,000
Net income available for common shareholders	47,747,000	28,286,000	67,306,000	50,622,000
Earnings per common share - basic:
Earnings Per Share, Basic and Diluted	$ 1.14	$ 0.70	$ 1.61	$ 1.27
Dividends declared per common share	$ 0.6950	$ 0.6600	$ 1.3900	$ 1.3200
Income from continuing operations available for common unitholders	$ 0.37	$ 0.35	$ 0.82	$ 0.66
Loss on sale of non-depreciable assets	0	(3,000)	0	(3,000)
Disposal Groups, Including Discontinued Operations, Name [Member]
Operating revenues:
Rental revenues	1,984,000	5,341,000	4,317,000	11,143,000
Other property revenues	129,000	514,000	296,000	1,085,000
Total operating revenues	2,113,000	5,855,000	4,613,000	12,228,000
Property operating expenses:
Total property operating expenses	948,000	2,879,000	2,059,000	6,164,000
Interest expense	(73,000)	(330,000)	(154,000)	(705,000)
Discontinued operations:
(Loss) income from discontinued operations before gain on sale			1,414,000	2,160,000
Net casualty loss on insurance and other settlement proceeds on discontinued operations			(5,000)	(56,000)
Gain on sale of discontinued operations			$ 31,780,000	$ 22,382,000